SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Related Party Transaction [Line Items]
Total due from a related party		$ 22,251	$ 17,486
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Total due from a related party	[1]	22,251	17,486
Related Party [Member]
Related Party Transaction [Line Items]
Total due from a related party		22,251	17,486
Total due to related parties		582,748
Baiyan Investment Partnership [Member]
Related Party Transaction [Line Items]
Total due to related parties	[2]	6,720
Peng Liu [Member]
Related Party Transaction [Line Items]
Total due to related parties	[3]	$ 576,028

[1]	Amount due from a related party represents the payment to the related party for business development in advance. The amount is unsecured, non-interest bearing and repayable on demand. As of March 31, 2026, the balance of amount due from a related party was $22,251. As of the issuance date of the unaudited condensed consolidated financial statements, the repayment amount was nil.
[2]	Amount due to a related party represents business expenses paid by the related party on behalf of the Company. The amount is unsecured, non-interest bearing and repayable on demand.
[3]	Amount due to a related party represents loans provided by the related party to the Company. Balance due to the acquisition of Celnet on the Acquisition Date was $426,713. The amount is unsecured, non-interest bearing and repayable on demand. For the six months ended March 31, 2026, the Company received loan proceeds of approximately $282,613 and made repayments of approximately $141,260. As of March 31, 2026, the outstanding balance of amount due to the related parties was $576,028.